Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information Condensed Consolidated Statement Of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net cash (used in) provided by operating activities	$ 120,188	$ 173,828	$ 195,054
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(62,893)	(62,346)	(63,086)
Purchases of property and equipment	(27,759)	(31,091)	(22,600)
Purchases of property and equipment and other		(31,302)	(23,000)
Other	246	(211)	(400)
Purchases of short-term investments, net of sales			15,000
Net cash used in investing activities	(90,406)	(93,648)	(71,086)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,859)	(6,994)	(209,747)
Issuance of debt securities	292,608		390,445
Cash received for settlement of interest rate swaps		5,596
Payments of debt financing fees	(2,848)		(3,054)
Net issuance of common stock and other	(630)	10,472	6,638
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Excess tax benefits from share based compensation	515	1,597	204
Net cash (used in) provided by financing activities	(138,246)	(198,729)	143,852
Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(107,638)	(120,147)	265,698
Cash and cash equivalents, beginning of period	264,423	384,570	118,872
Cash and cash equivalents, end of period	156,785	264,423	384,570
FTI Consulting, Inc.
Operating activities
Net cash (used in) provided by operating activities	(63,218)	206,672	10,705
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(41,722)	(33,735)	(60,958)
Purchases of property and equipment	(8,310)
Purchases of property and equipment and other		(9,868)	(8,572)
Other	246
Purchases of short-term investments, net of sales			15,000
Net cash used in investing activities	(49,786)	(43,603)	(54,530)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,810)	(6,788)	(209,233)
Issuance of debt securities	292,608		390,445
Cash received for settlement of interest rate swaps		5,596
Payments of debt financing fees	(2,848)		(3,054)
Net issuance of common stock and other	1,490	10,472	6,638
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Excess tax benefits from share based compensation	515	1,597	204
Intercompany transfers	154,564	(96,104)	131,477
Net cash (used in) provided by financing activities	18,487	(294,627)	275,843
Net (decrease) increase in cash and cash equivalents	(94,517)	(131,558)	232,018
Cash and cash equivalents, beginning of period	161,180	292,738	60,720
Cash and cash equivalents, end of period	66,663	161,180	292,738
Guarantor Subsidiaries
Operating activities
Net cash (used in) provided by operating activities	172,578	(40,834)	141,288
Investing activities
Purchases of property and equipment	(15,689)
Purchases of property and equipment and other		(13,829)	(8,858)
Net cash used in investing activities	(15,689)	(13,829)	(8,858)
Financing activities
Payments of long-term debt and capital lease obligations	(49)	(206)	(514)
Intercompany transfers	(156,427)	53,636	(131,151)
Net cash (used in) provided by financing activities	(156,476)	53,430	(131,665)
Net (decrease) increase in cash and cash equivalents	413	(1,233)	765
Cash and cash equivalents, beginning of period	197	1,430	665
Cash and cash equivalents, end of period	610	197	1,430
Non-Guarantor Subsidiaries
Operating activities
Net cash (used in) provided by operating activities	10,828	7,990	43,061
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(21,171)	(28,611)	(2,128)
Purchases of property and equipment	(3,760)
Purchases of property and equipment and other		(7,605)	(5,570)
Net cash used in investing activities	(24,931)	(36,216)	(7,698)
Financing activities
Net issuance of common stock and other	(2,120)
Intercompany transfers	1,863	42,468	(326)
Net cash (used in) provided by financing activities	(257)	42,468	(326)
Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(13,534)	12,644	32,915
Cash and cash equivalents, beginning of period	103,046	90,402	57,487
Cash and cash equivalents, end of period	$ 89,512	$ 103,046	$ 90,402